Loan Payable	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Loan Payable

11.	Loan Payable

a)	Credit Facility

On September 26, 2023, the Company entered into a loan agreement (the “Loan Agreement”) for a non-revolving term credit facility (the “Credit Facility”) with Extract Advisors LLC as agent (the “Agent”) for Extract Capital Master Fund Ltd. (the “Lender”). The Credit Facility of $4,300,000 (“2023 tranche”) matures on September 26, 2028, bears a coupon of the Secured Overnight Financing Rate (“SOFR”) plus 5.0% per annum, payable semi-annually in U.S. dollars. The Company, with written notice, may elect to capitalize the interest payable on the Credit Facility semi-annually, in arrears, at a rate of SOFR plus 7.0%. On October 6, 2023, the terms of the Loan Agreement were amended to add the fixed repayment amount of US$3,203,961. Interest shall be calculated based on the repayment amount of US$3,203,961 and on the basis of a year of 360 days. The Credit Facility has an original issue discount of $300,000.

In connection with the Loan Agreement, the Company issued 561,404 warrants to the Lender, with each warrant entitling the holder to acquire one common share of the Company at an exercise price of $7.125 per warrant for a period ending on the maturity date. For so long as the Credit Facility remains outstanding, all proceeds from the exercise of the warrants by the Lender shall be used to repay the principal amount of the Credit Facility.

The Credit Facility contains a mandatory prepayment clause where the Company must pay certain amount of proceeds from sale of secured assets, debt financings, or royalty sale transactions, to the Agent.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

11.	Loan Payable (continued)

a)	Credit Facility (continued)

The Credit Facility is secured by a corporate guarantee and share pledge from each of the subsidiaries of the Company and contains certain other customary provisions, including certain covenants and default conditions in favour of the Lender.

On March 27, 2024, the Company elected to capitalize the first interest payment of $292,809 (US$203,321) on the Credit Facility, effective April 5, 2024. On October 4, 2024, the Company elected to capitalize the second interest payment of $313,727 (US$217,846) on the Credit Facility. On April 4, 2025, the Company elected to capitalize the third interest payment of $316,038 (US$222,327) on the Credit Facility. On October 4, 2025, the Company elected to capitalize the fourth interest payment of $317,616 (US$227,429) on the Credit Facility.

On April 15, 2024, the Company entered into a waiver and second amending agreement to the Loan Agreement with Extract Advisors LLC and Extract Capital Master Fund Ltd., whereby: (a) the lender agreed to waive application of a covenant in order to permit the acquisition of the DOE Leases by the Company on January 2, 2024; (b) the Credit Facility was amended by reducing the minimum working capital requirement to $250,000; and (c) the Credit Facility was amended by requiring written consent of the agent prior to taking any corporate action to effect a share consolidation or stock split, unless the market price exceeds $9.00 per share for 20 consecutive trading days. In consideration for entering into the waiver and second amending agreement, on June 26, 2024, the Company issued the lender 53,333 share purchase warrants with a fair value of $250,109. The share purchase warrants are exercisable at a price of $7.125 per warrant until September 26, 2028. The fair value of $250,109 which was incurred as part of the modification was added to the liability and will be amortized over the term of the modified liability.

On March 17, 2025, the Company entered into an amending agreement (the “Amending Agreement”) with Extract Advisors LLC (“Extract”) for an additional tranche of US$6,000,000 to the existing Credit Facility. In connection with the Amending Agreement, the Company issued 799,000 share purchase warrants to Extract (the “Facility Warrants”), with each such Facility Warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of $11.25 per share for a period ending on September 26, 2028. In addition, the Company paid an arrangement fee of $200,000 (US$141,137 deducted from the proceeds) in consideration for the amendment and incurred legal fees of $96,247 (US$67,920) of which $62,997 (US$44,456) was deducted from the proceeds.

The Credit Facility is a compound financial instrument which consists of two components: the loan (a financial liability) and the warrants (an equity instrument). The Company assessed each of the components separately and allocated the net proceeds from the additional US$6,000,000 loan (“2025 tranche”) and financing costs as follows:

	Credit Facility (USD)	Financing costs (USD)	Credit Facility (net of financing costs) (USD)
Financial liability	$5,433,854	$63,475	$5,370,379
Warrants	380,553	4,445	376,108
Total	$5,814,407	$67,920	$5,746,487

The initial carrying amount of the financial liability was determined by discounting the estimated future interest and principal payments at a discount rate of 15%.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

11.	Loan Payable (continued)

a)	Credit Facility (continued)

The carrying amounts of the equity component (the warrants) was established using the residual fair value approach, which takes the difference between the principal amount received from the Credit Facility (US$5,814,407) less the fair value of the loan. The value of the warrants of $539,266 (US$380,553), net of financing cost of $6,299 (US$4,445) is recorded within warrant reserves on the statement of financial position.

The carrying value of the loans will be accreted using the effective interest rate method over the term of the Credit Facility. The effective interest rate for the 2023 tranche and 2025 tranche is estimated at 23.01% and 14.43%, respectively.

Loan Payable
Balance, December 31, 2023	$2,703,154
Accretion of discount on loan payable	109,080
Interest expense	587,043
Debt modification cost	(250,109)
Foreign exchange impact	234,761
Balance, December 31, 2024	$3,383,929
Proceeds, net of arrangement fee	8,302,355
Debt issuance costs allocated to liability component	(89,947)
Residual value allocated to equity component	(532,967)
Interest expense	1,777,174
Foreign exchange impact	(689,155)
Balance, December 31, 2025	$12,151,389

During the year ended December 31, 2025, the Company recognized interest expense of $1,777,174 (2024 - accretion expense of $696,123 which includes interest expense of $587,043). As at December 31, 2025, a total of $12,151,389 (US$8,860,960) (2024 - $3,383,929 (US$2,351,747)) of principal is outstanding, net of an unamortized discount of $2,205,685 (US$1,608,416) (2024 - $1,836,728 (US$1,273,382)). As at December 31, 2025, $394,870 (US$287,945) (2024 - $152,427 (US$105,843)) is outstanding for interest which is included in accounts payable and accrued liabilities.

b)	Promissory Note

On October 1, 2024, the Company entered into a promissory note with IsoEnergy Ltd. for $6,020,000, which was secured by a general security agreement, bore interest at 15% per annum and was set to mature on April 1, 2025. On October 1, 2024, IsoEnergy Ltd. advanced $4,249,864 to the Company and repaid a related party loan in the amount of $1,650,000 on behalf of the Company. On January 20, 2025, the Company repaid the outstanding principal of $5,899,864 and accrued interest of $261,857.